Shareholder Report	3 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Precidian ETFs Trust
Entity Central Index Key		0001499655
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000192678
Shareholder Report [Line Items]
Fund Name	AstraZeneca PLC ADRhedged™
Trading Symbol	AZNH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the AstraZeneca PLC ADRhedged™ for the period of October 4, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AstraZeneca PLC ADRhedged™	$4Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period October 4, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.19%
Expenses Short Period Footnote [Text Block]	Based on the period October 4, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the partial year ended December 31, 2024, the AstraZeneca PLC ADRhedged returned -10.96%.

  In comparison, the AstraZeneca PLC ADR returned -17.32% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the over performance of the Fund vs the unhedged ADR is the 6.63% increase in value of the USD vs GBP over the inception date to year end.

   Driven by interest rate differentials and pro-growth policies, the USD is likely to continue to gain strength vs international currencies.

  Wider concerns about the strength of the UK economy had driven the pound lower in recent months.

  As measured by the DXY—the U.S. dollar index—the dollar has increased by 17.2% against developed economies since the pandemic.

.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	AstraZeneca PLC ADRhedged ($8,904)	S&P 500 Index ($10,258)
10/4/24	$10,000	$10,000
10/31/24	$9,403	$9,926
11/30/24	$9,046	$10,509
12/31/24	$8,904	$10,258

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 10/4/2024
AstraZeneca PLC ADRhedged	-10.96%
S&P 500 Index	2.58%

Performance Inception Date	Oct. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,672,144	$ 1,672,144
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 504
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$1,672,144 Total advisory fees paid$504 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Health Care	96.6%
Money Market Funds	3.0

Material Fund Change [Text Block]
C000192684
Shareholder Report [Line Items]
Fund Name	HSBC Holdings plc ADRhedged™
Trading Symbol	HSBH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the HSBC Holdings plc ADRhedged™ for the period of October 4, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HSBC Holdings plc ADRhedged™	$5Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period October 4, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.19%
Expenses Short Period Footnote [Text Block]	Based on the period October 4, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

 How did the Fund perform last year?

  For the partial year ended December 31, 2024, the HSBC Holdings Plc ADRhedged returned 13.35%.

  In comparison, the HSBC Holdings Plc returned 8.63% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the over performance of the Fund vs the unhedged ADR is the 6.63% increase in value of the USD vs GBP over the inception date to year end.

  Driven by interest rate differentials and pro-growth policies, the USD is likely to continue to gain strength vs international currencies.

  Wider concerns about the strength of the UK economy had driven the pound lower in recent months.

  As measured by the DXY—the U.S. dollar index—the dollar has increased by 17.2% against developed economies since the pandemic.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	HSBC Holdings Plc ADRhedged ($11,335)	S&P 500 Index ($10,258)
10/4/24	$10,000	$10,000
10/31/24	$10,250	$9,926
11/30/24	$10,626	$10,509
12/31/24	$11,335	$10,258

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 10/4/2024
HSBC Holdings Plc ADRhedged	13.35%
S&P 500 Index	2.58%

Performance Inception Date	Oct. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,682,485	$ 1,682,485
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 573
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$1,682,485 Total advisory fees paid$573 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Financials	95.9%
Money Market Funds	3.7

Material Fund Change [Text Block]
C000192671
Shareholder Report [Line Items]
Fund Name	Shell plc ADRhedged™
Trading Symbol	SHEH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Shell plc ADRhedged™ for the period of October 4, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shell plc ADRhedged™	$4Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period October 4, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.19%
Expenses Short Period Footnote [Text Block]	Based on the period October 4, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the partial year ended December 31, 2024, the Shell plc ADRhedged returned -3.29%.

  In comparison, the Shell plc ADR returned -10.94% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the over performance of the Fund vs the unhedged ADR is the 6.63% increase in value of the USD vs GBP over the inception date to year end.

  Driven by interest rate differentials and pro-growth policies, the USD is likely to continue to gain strength vs international currencies.

  Wider concerns about the strength of the UK economy had driven the pound lower in recent months.

  As measured by the DXY—the U.S. dollar index—the dollar has increased by 17.2% against developed economies since the pandemic.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	Shell plc ADRhedged ($9,671)	S&P 500 Index ($10,258)
10/4/24	$10,000	$10,000
10/31/24	$10,047	$9,926
11/30/24	$9,846	$10,509
12/31/24	$9,671	$10,258

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 10/4/2024
Shell plc ADRhedged	-3.29%
S&P 500 Index	2.58%

Performance Inception Date	Oct. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,423,975	$ 1,423,975
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 435
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets$1,423,975 Total advisory fees paid$435 Total number of portfolio holdings5 Period portfolio turnover rate0%
Holdings [Text Block]
Sector	% of Net Assets
Energy	95.7%
Money Market Funds	3.9

Material Fund Change [Text Block]